EQUITY - Schedule Of Authorized Share Capital (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Issued (Repurchased)
Number of Common Shares Held by the Company	71,921,167	77,112,939	71,921,167	77,112,939	70,740,647	62,910,220	72,058,294	69,663,192
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,564,393,929	1,566,315,679	1,573,371,868	1,568,828,941
Issued (Repurchased)
Share issuance	1,380	2,194	262,361	34,559
Repurchases (in shares)	(1,189,664)	(5,080,468)	(11,676,545)	(8,981,612)
Long-term share ownership plans (in shares)	643,650	606,497	1,826,185	1,914,829
Dividend reinvestment plan and others (in shares)	17,597	66,311	83,023	113,496
Ending balance (in shares)	1,563,866,892	1,561,910,213	1,563,866,892	1,561,910,213